OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (2,340)	$ (1,675)
Fixed assets, net	7,951	3,356
Investments	12,143	2,678
Investments at fair value	1,311	0
Investments in the Company's products	8,522	5
Prepaid expenses	8,496	874
Deferred transaction costs	347	8,255
Other assets	9,683	1,306
Total	38,620	16,469
Leasehold improvements
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,692	2,133
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Fixed assets, gross	1,631	1,612
Computer hardware and software
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,968	$ 1,286